Subsequent Events (Details) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended
	Sep. 21, 2012	Apr. 16, 2012	Dec. 20, 2011	Apr. 30, 2010	Mar. 31, 2012	Sep. 21, 2012 Common Stock [Member]	Apr. 16, 2012 Common Stock [Member]	Dec. 20, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Oct. 05, 2012 Subsequent Event [Member] Issuance of Equity [Member]	Oct. 05, 2012 Subsequent Event [Member] Issuance of Equity [Member] Common Stock [Member]
Subsequent Event [Line Items]
Number of shares to be issued under subscription agreement						135,000,000
Purchase price of shares to be issued under subscription agreement	$ 5,000,000
Issuance of common stock, shares				1,126,111			1,316,000	8,000,000	1,671,000	625,217		135,000,000
Issuance of common stock, value		$ 78,960	$ 320,000		$ 37,513						$ 5,000,000
Change in ownership interest percentage											54.00%